Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
BlackRock Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlackRock Money Market Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	BlackRock Advisors, LLC (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets in a managed portfolio of money market instruments. The Portfolio may invest in the highest quality, short-term money market instruments or in U.S. Government Securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities). The Portfolio may invest in commercial paper and asset-backed securities, including private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Portfolio may invest all of its assets in any one type of security.

The Portfolio may elect to concentrate its investments in obligations of domestic banks, including certain U.S. branches and agencies of foreign banks and certain foreign branches of U.S. banks. The Portfolio expects that investments, if any, in such obligations will consist principally of obligations that are issued by U.S. branches and agencies of foreign banks for sale in the U.S. The Portfolio also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank. This 25% limit does not apply to investments in U.S. branches of foreign banks, which may be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

Investment Selection

The Portfolio invests in short-term U.S. Government securities and corporate and asset-backed securities rated, at the time of purchase, in the highest rating category by any two of Standard & Poor’s, Moody’s, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). The Portfolio may invest in U.S. Government Securities and in unrated securities, if they are determined by BlackRock to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker’s acceptances and master demand notes. The securities purchased by the Portfolio are also subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The Portfolio invests in securities maturing within 397 days or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days.

		Currently, the dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days. However, the dollar-weighted average life to maturity of the Portfolio may be as long as 120 days because, among other things, certain variable rate debt instruments are considered, for purposes of calculating the Portfolio’s dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be re-paid.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject.

Financial Services Risk.    The Portfolio may invest a significant portion of its assets in the financial services sector. Financial services companies may be negatively affected by, among other things, new or revised regulations; interest rate changes or volatility; undiversified loan portfolios which may concentrate risk in areas such as real estate; exposure to investments or agreements (e.g., sub-prime loans) which, under certain circumstances, may lead to losses; increased competition in the financial services sector; and systemic risk, including, among other things, the failure of another, significant financial institution or material disruptions to the credit markets.

		Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 31, 2005, BlackRock became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd – 2007	1.28%
Lowest Quarter	*	*
		* The lowest quarterly return was 0.00% for the 1st quarter of 2010 and each quarter of 2011 and 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
BlackRock Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	35
3 Years	rr_ExpenseExampleYear03	112
5 Years	rr_ExpenseExampleYear05	196
10 Years	rr_ExpenseExampleYear10	442
2003	rr_AnnualReturn2003	0.81%
2004	rr_AnnualReturn2004	0.99%
2005	rr_AnnualReturn2005	2.89%
2006	rr_AnnualReturn2006	4.80%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	2.85%
2009	rr_AnnualReturn2009	0.42%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception
BlackRock Money Market Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	191
5 Years	rr_ExpenseExampleYear05	334
10 Years	rr_ExpenseExampleYear10	749
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception
BlackRock Money Market Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	279
10 Years	rr_ExpenseExampleYear10	627
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 23, 2003
BlackRock Money Market Portfolio | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.